OTHER COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Outstanding Financial Instruments Contract Amounts Represent Credit Risk
Financial instruments whose contract amounts represent credit risk at December 31, 2012 and 2011 were as follows:

	December 31,
	2012	2011
	(In Thousands)
Commitments to extend credit:
Future loan commitments	$11,123	$31,211
Undisbursed construction loans	3,406	5,673
Undisbursed home equity lines of credit	23,019	23,172
Undisbursed commercial lines of credit	23,842	17,995
Overdraft protection lines	1,190	1,190
Standby letters of credit	611	34
Total commitments	$63,191	$79,275

Schedule of Future Minimum Rental Payments for Operating Leases
At December 31, 2012, future minimum rental commitments pursuant to the terms of noncancelable lease agreements, by year and in the aggregate, are as follows (in thousands):

2013	$1,277
2014	1,275
2015	1,095
2016	929
2017	763
Thereafter	4,924
Total	$10,263